34. Subsequent Events (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2019	Feb. 20, 2019	Jan. 10, 2019	Jan. 03, 2019
Via Varejo
Statement Line Items [Line Items]
Total Return Swap, shares authorized				40,000,000
TRS (Total Return Swap)	36.27%
Promissory Note
Statement Line Items [Line Items]
Maturity		January 9, 2022
Issuance of promissory note					R$ 800.0
Foreign Currency Loan Agreement
Statement Line Items [Line Items]
Maturity			December 27, 2019
Foreign currency loan agreement						R$ 197.0